Provision for Employee Benefits	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [text block] [Abstract]
PROVISION FOR EMPLOYEE BENEFITS
16.	PROVISION FOR EMPLOYEE BENEFITS

The Company has a defined benefit plan based on the requirement of the Thailand Labor Protection Act B.E.2541 (1988) to provide retirement benefits to employees based on pensionable remuneration and length of service which are considered as unfunded. There were no plan assets set up and the Company will pay benefits when needed.

According to IAS 19 (Revised 2017), the use of Projected Unit Credit (PUC) Cost Method is required in order to determine the actuarial liability based on past service and expected future salary. Thus, the actuarially acceptable assumptions on salary scale are needed. Actuarial assumptions on other components of the benefit formulas are also required to measure the obligation such as demographic assumptions and financial assumptions. All of these assumptions are important because they are directly related to a possibility of actuarial gains and losses. Moreover, the obligations are measured on a discounted basis because they may be settled many years after the employees render the related service.

The following assumptions have been adopted for this actuarial valuation:

Demographic Assumptions:

1.	Mortality Table (Annual Death Rate): Male and Female Thai Mortality Ordinary Tables of 2017 (TMO 2017) which is the latest mortality table from the Office of Insurance Commission in Thailand.

2.	Annual Disability Rate: 5% of the Male and Female TMO 2017.

3.	Annual Voluntary Resignation: Age related rates as follows.

Age Group (Years)	Annual Voluntarily Resignation Rate of Direct Cost Staff	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	18%	33%
31-40	8%	19%
41-50	6%	15%
Above 50	0%	0%

4.	Annual Forced Resignation: Age related rates as follows.

Age Group (Years)	Annual Forced Resignation Rate
Below 31	0%
31-40	0%
41-50	0%
Above 50	0%

Financial Assumptions:

1.	Discount Rate: Single weighted average discount rate is 1.26% per year based on the zero coupon yield rate of government bonds in Thailand from the Thai Bond Market Association (Thai BMA) as of December 31, 2020. Duration (or single weighted average remaining time to retire) is 12 years.

2.	Salary Increase Rate: 3.00% per year. The projected salary is calculated at the time of retirement or forced resignation.

3.	Taxes payable by the plan: The contributions are not a tax-deductible expense according to the Revenue Department in Thailand so there are no taxes payable by the plan

Movement in the present value of the defined benefit obligation:

	As of December 31,
	2020	2019
Defined benefit obligations at January 1,	$6,439,795	$5,619,337
Benefits paid during the year	(517,531)	(611,610)
Current service costs	770,934	691,767
Interest	96,019	145,589
Past service cost and gain (loss) on settlement	36,939	(68,898)
Actuarial loss	8,772	164,641
Exchange differences	6,745	498,969
Defined benefit obligations at December 31,	$6,841,673	$6,439,795

The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:

December 31, 2020

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$6,246,875	$(594,798)	-8.69	-1	$7,540,239	$698,566	10.21
Salary Increase Rate	1	7,303,544	461,871	6.75	-1	6,442,685	(398,988)	-5.83
Turnover Rate	1	6,515,632	(326,041)	-4.77	-1	6,990,881	149,208	2,18
Life Expectancy	+1 Year	6,860,711	19,038	0.28	-1 Year	6,822,778	(18,895)	-0.28

December 31, 2019

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,877,653	$(562,142)	-8.73	-1	$7,098,037	$658,242	10.22
Salary Increase Rate	1	6,832,393	392,599	6.10	-1	6,098,352	(341,443)	-5.3
Turnover Rate	1	6,131,013	(308,782)	-4.79	-1	6,576,958	137,163	2.13
Life Expectancy	+1 Year	6,458,065	18,207	0.28	-1 Year	6,421,657	(18,137)	-0.28

Maturity profile of the defined benefit obligation as of December 31, are as follow:

Year	Defined Benefit Obligation
2021	$479,261
2022	$382,777
2023	$307,729
2024	$296,453
2025	$491,235
2026	$407,832
2027	$665,504
2028	$391,612
2029	$371,439
2030	$530,725
2031-2045	$16,658,962
>2045	$17,013,945